Related party (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Lease liabilities (current)	$ 4,333	$ 3,721
Lease liabilities (non-current)	19,483	18,717
Santiago
Disclosure of transactions between related parties [line items]
Lease liabilities (current)	574	803
Lease liabilities (non-current)	1,610	2,854
Gestão e Transformação Infraestrutura [Member]
Disclosure of transactions between related parties [line items]
Lease liabilities (current)	300	260
Lease liabilities (non-current)	934	1,203
Fondo Inmobiliario Colombia [Member]
Disclosure of transactions between related parties [line items]
Lease liabilities (current)	67	48
Lease liabilities (non-current)	$ 809	$ 707